Other Assets - Schedule of Terms to Maturity of Bond Portfolio, Stated at Fair Value (Details) - Bonds - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	$ 131.7	$ 122.7
Within one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	6.4	6.0
After one year but not more than five years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	45.1	37.5
More than five years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	$ 80.2	$ 79.2